SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable and allowance for uncollectible accounts receivable and Value added taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for accounts receivable	¥ 18,235	¥ 8,296
VAT percent, one	3.00%
VAT percent, two	6.00%
VAT tax	¥ 776,907	¥ 779,116	¥ 1,493,717